Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 8,252	$ 8,317
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,941)	(1,815)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,423	1,174
Writedown of other real estate not deductible for income tax purposes until sold	287	162
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	2,533	528
Other items, net	684	153
Net deferred tax asset	$ 10,758	$ 8,039